UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS	12 Months Ended
Dec. 31, 2017
UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS
UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS

6. UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS

(a)	Unsecured Debentures, Net

As at December 31,		2017		2016

	Maturity Date	Amortized Cost	Principal issued and outstanding	Amortized Cost	Principal issued and outstanding

3.788% Debentures	July 5, 2021	$249,201	$250,000	$248,979	$250,000
3.873% Debentures	November 30, 2023	398,105	400,000	397,789	400,000

		$647,306	$650,000	$646,768	$650,000

3.788% Debentures

On July 3, 2014, Granite REIT Holdings Limited Partnership ("Granite LP"), a wholly-owned subsidiary of Granite, issued at par $250.0 million aggregate principal amount of 3.788% Series 2 senior debentures due July 5, 2021 (the "2021 Debentures"). Interest on the 2021 Debentures is payable semi-annually in arrears on January 5 and July 5 of each year. The unamortized portion of the $1.6 million of expenses incurred in connection with the issuance of the 2021 Debentures is presented as a reduction of the carrying amount of the 2021 Debentures.

The 2021 Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2021 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2021 Debenture, a price equal to which, if the 2021 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 46.0 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of July 5, 2021. Granite also has the option to redeem the 2021 Debentures at par plus any accrued and unpaid interest within 30 days of the maturity date of July 5, 2021.

3.873% Debentures

On December 20, 2016, Granite LP issued $400.0 million aggregate principal amount of 3.873% Series 3 senior debentures due November 30, 2023 (the "2023 Debentures") at a nominal premium. Interest on the 2023 Debentures is payable semi-annually in arrears on May 30 and November 30 of each year. The unamortized portion of the $2.2 million of expenses incurred in connection with the issuance of the 2023 Debentures is presented as a reduction of the carrying amount of the 2023 Debentures.

The 2023 Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2023 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2023 Debenture, a price equal to which, if the 2023 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 62.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of November 30, 2023. Granite also has the option to redeem the 2023 Debentures at par plus any accrued and unpaid interest within 30 days of the maturity date of November 30, 2023.

The 2021 Debentures and 2023 Debentures rank equally with all of the Trust's existing and future unsubordinated and unsecured indebtedness and are guaranteed by Granite REIT and Granite GP.

(b)	Cross Currency Interest Rate Swaps

As at December 31,	2017	2016

Financial liability
2021 Cross Currency Interest Rate Swap — fair value	$19,429	$443
2023 Cross Currency Interest Rate Swap — fair value	42,037	10,198

	$61,466	$10,641

On July 3, 2014, the Trust entered into a cross currency interest rate swap (the "2021 Cross Currency Interest Rate Swap") to exchange the 3.788% interest payments from the 2021 Debentures for euro denominated payments at a 2.68% interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of €171.9 million for $250.0 million on July 5, 2021.

On December 20, 2016, the Trust entered into a cross currency interest rate swap (the "2023 Cross Currency Interest Rate Swap") to exchange the 3.873% interest payments from the 2023 Debentures for euro denominated payments at a 2.43% interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of €281.1 million for $400.0 million on November 30, 2023.

The cross currency interest rate swaps are designated as net investment hedges of the Trust's investment in foreign operations. The effectiveness of the hedges are assessed quarterly. For the year ended December 31, 2017, the Trust has assessed that the hedges continued to be effective. As an effective hedge, the fair value gains or losses on the cross currency interest rate swaps are recognized in other comprehensive income (loss). The Trust has elected to record the differences resulting from the lower interest rate associated with the cross currency interest rate swaps in the statement of income.

(c)	Redemption of Debentures

On December 21, 2016, Granite LP redeemed all of the $200.0 million aggregate principal amount outstanding of 4.613% Series 1 senior debentures due October 2, 2018 (the "2018 Debentures") for an aggregate redemption price of $213.2 million, which included accrued and unpaid interest to December 21, 2016 of $2.0 million. In the year ended December 31, 2016, the Trust recorded early redemption costs of $11.9 million, consisting of a redemption premium of $11.2 million and $0.7 million of accelerated amortization of issuance costs.

Due to the early redemption of the 2018 Debentures, the Trust settled the associated cross currency interest rate swap with a payment of $1.2 million that included $1.7 million related to the fair value of the principal proceeds less $0.5 million of interest rate swap savings.